Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Prior service cost (benefit)	$—	$1	$1	$(5)	$(2)
Actuarial loss (gain)	$—	$—	$—	$1	$(2)

Schedule of Expected Benefit Payments [Table Text Block]

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Year
2019	$105	$50	$155	$2	$30
2020	$107	$50	$157	$2	$20
2021	$110	$49	$159	$2	$19
2022	$112	$50	$162	$1	$17
2023	$114	$48	$162	$1	$16
2024-2028	$581	$255	$836	$4	$66

Schedule of Changes in Projected Benefit Obligations [Table Text Block]	Reconciliation of the beginning and ending balances of the benefit obligation for NCR's U.S. postretirement plan is as follows:

	Postretirement Benefits
In millions	2018	2017
Change in benefit obligation
Benefit obligation as of January 1	$21	$25
Interest cost	—	1
Actuarial gain	(3)	(3)
Plan participant contributions	1	—
Benefits paid	(1)	(2)
Benefit obligation as of December 31	$18	$21

	Postemployment Benefits
In millions	2018	2017
Change in benefit obligation
Benefit obligation as of January 1	$142	$127
Service cost	43	34
Interest cost	3	2
Benefits paid	(40)	(34)
Foreign currency exchange	(6)	9
Actuarial (gain) loss	(3)	4
Benefit obligation as of December 31	$139	$142

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2018	2017	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation as of January 1	$1,950	$2,185	$1,273	$1,172	$3,223	$3,357
Net service cost	—	—	7	8	7	8
Interest cost	61	71	20	20	81	91
Amendment	—	—	4	—	4	—
Actuarial (gain) loss	(149)	121	(83)	43	(232)	164
Benefits paid	(99)	(427)	(86)	(75)	(185)	(502)
Plan participant contributions	—	—	1	1	1	1
Currency translation adjustments	—	—	(44)	104	(44)	104
Benefit obligation as of December 31	$1,763	$1,950	$1,092	$1,273	$2,855	$3,223
Accumulated benefit obligation as of December 31	$1,763	$1,950	$1,080	$1,262	$2,843	$3,212

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2018	2017	2018	2017	2018	2017
Change in plan assets
Fair value of plan assets as of January 1	$1,444	$1,722	$1,086	$978	$2,530	$2,700
Actual return on plan assets	(76)	149	(34)	80	(110)	229
Company contributions	—	—	24	25	24	25
Benefits paid	(99)	(427)	(86)	(75)	(185)	(502)
Currency translation adjustments	—	—	(38)	77	(38)	77
Plan participant contributions	—	—	1	1	1	1
Fair value of plan assets as of December 31	$1,269	$1,444	$953	$1,086	$2,222	$2,530

Schedule of Net Benefit Costs [Table Text Block]

In millions	Postemployment Benefits
	2018	2017	2016
Service cost	$43	$34	$16
Interest cost	3	2	3
Amortization of:
Prior service benefit	(5)	(6)	(6)
Actuarial gain	(1)	(6)	(7)
Net benefit cost	$40	$24	$6
Restructuring severance cost	—	—	4
Net periodic benefit cost	$40	$24	$10

The net periodic benefit (income) cost of the pension plans for the years ended December 31 was as follows:

In millions	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Net service cost	$—	$—	$—	$7	$8	$7	$7	$8	$7
Interest cost	61	71	90	20	20	28	81	91	118
Expected return on plan assets	(43)	(57)	(72)	(32)	(35)	(36)	(75)	(92)	(108)
Amortization of prior service cost	—	—	—	1	1	1	1	1	1
Actuarial (gain) loss	(29)	28	16	(16)	—	69	(45)	28	85
Net periodic benefit (income) cost	$(11)	$42	$34	$(20)	$(6)	$69	$(31)	$36	$103

Schedule of Net Benefit Costs and Amounts Recognized in Balance Sheet [Table Text Block]

The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2018	2017	2018	2017	2018	2017
Funded Status	$(494)	$(506)	$(139)	$(187)	$(633)	$(693)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$—	$—	$140	$118	$140	$118
Current liabilities	—	—	(14)	(13)	(14)	(13)
Noncurrent liabilities	(494)	(506)	(265)	(292)	(759)	(798)
Net amounts recognized	$(494)	$(506)	$(139)	$(187)	$(633)	$(693)
Amounts recognized in accumulated other comprehensive loss
Prior service cost	—	—	21	18	21	18
Total	$—	$—	$21	$18	$21	$18

The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	Postretirement Benefits
In millions	2018	2017
Benefit obligation	$(18)	$(21)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(2)	$(2)
Noncurrent liabilities	(16)	(19)
Net amounts recognized	$(18)	$(21)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$7	$11
Prior service benefit	(8)	(13)
Total	$(1)	$(2)

Schedule of Assumptions Used [Table Text Block]

	Postretirement Benefit Obligations			Postretirement Benefit Costs
	2018	2017	2016	2018	2017	2016
Discount rate	3.7%	3.1%	3.2%	3.1%	3.2%	3.3%

Assumed healthcare cost trend rates as of December 31 were:

	2018		2017
	Pre-65 Coverage	Post-65 Coverage	Pre-65 Coverage	Post-65 Coverage
Healthcare cost trend rate assumed for next year	7.1%	6.1%	6.6%	5.9%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate rate	2027	2027	2025	2025

	Postemployment Benefit Obligations		Postemployment Benefit Costs
	2018	2017	2018	2017	2016
Discount rate	2.4%	2.3%	2.3%	2.0%	2.2%
Salary increase rate	1.9%	1.9%	1.9%	1.8%	2.1%
Involuntary turnover rate	4.3%	4.8%	4.8%	4.8%	4.8%

The weighted average rates and assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
	2018	2017	2018	2017	2018	2017
Discount rate	4.2%	3.6%	2.1%	1.9%	3.4%	2.9%
Rate of compensation increase	N/A	N/A	1.0%	0.9%	1.0%	0.9%

The weighted average rates and assumptions used to determine net periodic benefit (income) cost for the years ended December 31 were as follows:

	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate - Service Cost	N/A	N/A	N/A	1.4%	1.4%	2.6%	1.4%	1.4%	2.6%
Discount rate - Interest Cost	3.2%	3.4%	4.3%	1.6%	1.6%	2.6%	2.6%	2.8%	3.7%
Expected return on plan assets	3.1%	3.5%	4.3%	3.0%	3.5%	3.8%	3.1%	3.5%	4.1%
Rate of compensation increase	N/A	N/A	N/A	0.9%	0.9%	1.3%	0.9%	0.9%	1.3%

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]

	Postemployment Benefits
In millions	2018	2017
Benefit obligation	$(139)	$(142)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(37)	$(28)
Noncurrent liabilities	(102)	(114)
Net amounts recognized	$(139)	$(142)
Amounts recognized in accumulated other comprehensive loss
Net actuarial gain	$(28)	$(20)
Prior service benefit	(6)	(11)
Total	$(34)	$(31)

Schedule of Allocation of Plan Assets [Table Text Block]	The weighted average asset allocations as of December 31, 2018 and 2017 by asset category are as follows:

	U.S. Pension Fund			International Pension Fund
	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation
	2018	2017		2018	2017
Equity securities	—%	—%	0 - 0%	20%	22%	12 - 27%
Debt securities	98%	98%	95 - 100%	57%	58%	54 - 72%
Real estate	1%	1%	0 - 2%	14%	12%	6 - 14%
Other	1%	1%	0 - 3%	9%	8%	4 - 9%
Total	100%	100%		100%	100%

The fair value of plan assets as of December 31, 2018 and 2017 by asset category is as follows:

		U.S.					International
In millions	Notes	Fair Value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Fair Value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling
Assets
Equity securities:
Common stock	1	$—	$—	$—	$—	$—	$44	$44	$—	$—	$—
Fixed income securities:
Government securities	2	247	—	247	—	—	—	—	—	—	—
Corporate debt	3	761	—	761	—	—	100	—	100	—	—
Other types of investments:
Money market funds	4	13	—	2	—	11	8	—	8	—	—
Common and commingled trusts - Equities	4	—	—	—	—	—	150	—	—	—	150
Common and commingled trusts - Bonds	4	174	—	—	—	174	405	—	—	—	405
Common and commingled trusts - Short Term Investments	4	27	—	—	—	27	40	—	—	—	40
Common and commingled trusts - Balanced	4	—	—	—	—	—	76	—	—	—	76
Partnership/joint venture interests - Real estate	5	4	—	—	—	4	—	—	—	—	—
Partnership/joint venture interests - Other	5	4	—	—	—	4	—	—	—	—	—
Mutual funds	4	39	39	—	—	—	—	—	—	—	—
Hedge Funds	5	—	—	—	—	—	—	—	—	—	—
Insurance products	4	—	—	—	—	—	1	—	1	—	—
Real estate and other	5	—	—	—	—	—	129	—	—	129	—
Total		$1,269	$39	$1,010	$—	$220	$953	$44	$109	$129	$671

		U.S.					International
In millions	Notes	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling
Assets
Equity securities:
Common stock	1	$1	$—	$1	$—	$—	$56	$56	$—	$—	$—
Fixed income securities:
Government securities	2	223	—	223	—	—	49	—	49	—	—
Corporate debt	3	895	—	895	—	—	141	—	139	2	—
Other types of investments:
Money market funds	4	24	—	—	—	24	15	—	10	—	5
Common and commingled trusts - Equities	4	—	—	—	—	—	182	—	—	—	182
Common and commingled trusts - Bonds	4	207	—	—	—	207	421	—	—	—	421
Common and commingled trusts - Short Term Investments	4	31	—	—	—	31	24	—	—	—	24
Common and commingled trusts - Balanced	4	—	—	—	—	—	68	—	—	—	68
Partnership/joint venture interests - Real estate	5	5	—	—	—	5	—	—	—	—	—
Partnership/joint venture interests - Other	5	5	—	—	—	5	—	—	—	—	—
Mutual funds	4	53	53	—	—	—	—	—	—	—	—
Hedge Funds	5	—	—	—	—	—	—	—	—	—	—
Insurance products	4	—	—	—	—	—	1	—	1	—	—
Real estate and other	5	—	—	—	—	—	129	—	—	129	—
Total		$1,444	$53	$1,119	$—	$272	$1,086	$56	$199	$131	$700

Notes:

1.	Common stocks are valued based on quoted market prices at the closing price as reported on the active market on which the individual securities are traded.

2.
Government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields on similar instruments but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

3.
Corporate debt is valued primarily based on observable market quotations for similar bonds at the closing price reported on the active market on which the individual securities are traded. When such quoted prices are not available, the bonds are valued using a discounted cash flows approach using current yields on similar instruments of issuers with similar credit ratings.

4.
Common/collective trusts and registered investment companies (RICs) such as mutual funds are valued using a Net Asset Value (NAV) provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund, divided by the number of shares or units outstanding. The fair value of the underlying securities within the fund, which are generally traded on an active market, are valued at the closing price reported on the active market on which those individual securities are traded. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiple and cost valuation approaches, are employed by the fund manager or independent third party to value investments.

5.
Partnership/joint ventures and hedge funds are valued based on the fair value of the underlying securities within the fund, which include investments both traded on an active market and not traded on an active market. For those investments that are traded on an active market, the values are based on the closing price reported on the active market on which those individual securities are traded and in the case of hedge funds they are valued using a Net Asset Value (NAV) provided by the manager of each fund. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiples and cost valuation approaches, are employed by the fund manager to value investments.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table presents the reconciliation of the beginning and ending balances of those plan assets classified within Level 3 of the valuation hierarchy. When the determination is made to classify the plan assets within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.

In millions	International Pension Plans
Balance, December 31, 2016	$124
Realized and unrealized gains and losses, net	7
Purchases, sales and settlements, net	—
Transfers, net	—
Balance, December 31, 2017	$131
Realized and unrealized gains and losses, net	—
Purchases, sales and settlements, net	—
Transfers, net	(2)
Balance, December 31, 2018	$129

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Benefit Costs [Table Text Block]

In millions	Postretirement Benefits
	2018	2017	2016
Interest cost	$—	$1	$1
Amortization of:
Prior service benefit	(5)	(6)	(14)
Actuarial loss	1	2	2
Net periodic benefit income	$(4)	$(3)	$(11)